Subsequent event (Details Textual) (Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member], Subsequent Event [Member]) In Millions, unless otherwise specified	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CNY	Aug. 31, 2012
Percentage Of Ownership Interest To Be Acquired As Per Definitive Agreement			100.00%
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 7.6	48.1